Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 13 - Financial Income (Expenses), Net

	Year ended December 31
	2015	2016	2017
	US$ thousands

Interest income	1,026	751	527
Discount on marketable securities, net	(561)	(358)	(217)
Exchange rate differences, net	(148)	(236)	(45)
Bank charges	(97)	(122)	(109)

	220	35	156